Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 21		$ 45		$ 12
Restricted cash - Bondco	55		55		57
Trade accounts receivable from nonaffiliates - net	352		338		303
Trade accounts and other receivables from affiliates	121		53		179
Amounts receivable from members related to income taxes					5
Materials and supplies inventories - at average cost	68		73		71
Prepayments and other current assets	82		79		80
Total current assets	699		643		707
Restricted cash - Bondco	16		16		16
Investments and other property	84		83		73
Property, plant and equipment - net	11,504		11,318		10,569
Goodwill	4,064		4,064		4,064
Note receivable from TCEH			0		138
Other noncurrent assets	80		78		74
Total assets	18,161		17,990		17,371
Current liabilities:
Short-term borrowings	977		735		392
Trade accounts payable	92		121		197
Amounts payable to members related to income taxes	37		22
Accrued taxes other than amounts related to income	61		153		151
Accrued interest	89		95		108
Other current liabilities	100		109		112
Total current liabilities	1,482		1,360		1,454
Long-term debt less amount due currently	5,374		5,400		5,144
Liability in lieu of deferred income taxes	2,273		2,180		2,018
Investment tax credits	23		24		28
Other noncurrent liabilities and deferred credits	1,668		1,722		1,546
Total liabilities	10,820		10,686		10,190
Commitments and contingencies
Membership interests:
Capital account - number of interests outstanding 2013, 2012 and 2011 - 635,000,000	7,372		7,335		7,212
Accumulated other comprehensive loss	(31)		(31)		(31)
Total membership interests	7,341		7,304		7,181
Total liabilities and membership interests	18,161		17,990		17,371
Oncor
Current assets:
Regulatory assets - net	1,402		1,453		1,303
Current liabilities:
Long-term debt due currently					376	[1]
Long-term debt less amount due currently	5,092		5,090	[1]	4,711	[1]
Bondco
Current assets:
Restricted cash - Bondco			55		57
Regulatory assets - net	312		335		427
Current liabilities:
Long-term debt due currently	126	[2]	125	[2]	118
Long-term debt less amount due currently	$ 282		$ 310		$ 433

[1]	Secured by first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor's other secured indebtedness. See "Deed of Trust" below for additional information.
[2]	The transition bonds are nonrecourse to Oncor and were issued to securitize a regulatory asset.